Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,578,000
Previously Paid Amount	0.00
Total Fee Amount	485.29
Total Offset Amount	0.00
Net Fee	485.29
Narrative - Max Aggregate Offering Price	$ 5,578,000
Final Prospectus	true